Dearborn Partners Rising Dividend Fund
Schedule of Investments
May 31, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 92.97%
Air Freight & Logistics — 1.64%
United Parcel Service, Inc. - Class B ........................ 46,240 $ 7,722,080
Banks — 1.04%
Glacier Bancorp, Inc. .................................... 170,555 4,915,395
Biotechnology — 3.41%
AbbVie, Inc. .......................................... 65,100 8,981,196
Gilead Sciences, Inc. ................................... 92,000 7,078,480
16,059,676
Building Products — 1.87%
Carrier Global Corp. .................................... 215,200 8,801,680
Capital Markets — 5.48%
BlackRock, Inc. ........................................ 13,800 9,074,190
Nasdaq, Inc. .......................................... 137,490 7,610,071
S&P Global, Inc. ....................................... 24,688 9,071,112
25,755,373
Chemicals — 3.52%
Air Products and Chemicals, Inc. ........................... 29,786 8,016,604
Sherwin-Williams Co. ................................... 37,500 8,541,750
16,558,354
Commercial Services & Supplies — 2.51%
Republic Services, Inc. .................................. 83,500 11,826,105
Consumer Staples Distribution & Retail — 5.73%
Casey's General Stores, Inc. .............................. 45,500 10,267,075
Costco Wholesale Corp. ................................. 18,450 9,438,282
Dollar General Corp. .................................... 36,000 7,239,240
26,944,597
Distributors — 1.53%
Pool Corp. ............................................ 22,800 7,210,044
Diversified Telecommunication Services — 0.89%
Verizon Communications, Inc. ............................. 117,100 4,172,273
Electric Utilities — 2.42%
NextEra Energy, Inc. .................................... 155,116 11,394,822
Financial Services — 3.40%
Jack Henry & Associates, Inc. ............................. 41,235 6,304,419
Mastercard, Inc. ....................................... 26,510 9,676,680
15,981,099

Dearborn Partners Rising Dividend Fund
Schedule of Investments (Continued)
May 31, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 92.97% (Continued)
Food Products — 3.74%
McCormick & Co., Inc./MD ............................... 84,419 $ 7,237,241
Mondelez International, Inc. .............................. 141,000 10,350,810
17,588,051
Gas Utilities — 2.51%
Atmos Energy Corp. .................................... 102,300 11,793,144
Ground Transportation — 1.64%
Union Pacific Corp. ..................................... 39,990 7,698,875
Health Care Equipment & Supplies — 5.01%
Abbott Laboratories ..................................... 72,500 7,395,000
Becton Dickinson & Co. .................................. 26,708 6,456,926
STERIS PLC .......................................... 48,327 9,663,950
23,515,876
Hotels, Restaurants & Leisure — 1.99%
McDonald's Corp. ...................................... 32,793 9,349,612
Household Products — 1.36%
Kimberly-Clark Corp. .................................... 47,500 6,378,300
Insurance — 3.17%
Arthur J Gallagher & Co. ................................. 74,470 14,918,575
IT Services — 1.98%
Accenture PLC ........................................ 30,454 9,316,488
Machinery — 4.05%
Illinois Tool Works, Inc. .................................. 37,598 8,223,810
Snap-on, Inc. ......................................... 43,510 10,827,899
19,051,709
Multi-Utilities — 1.66%
WEC Energy Group, Inc. ................................. 89,357 7,805,334
Oil, Gas & Consumable Fuels — 4.44%
EOG Resources, Inc. ................................... 77,230 8,286,007
Exxon Mobil Corp. ...................................... 123,356 12,604,516
20,890,523
Pharmaceuticals — 1.83%
Merck & Co., Inc. ...................................... 77,920 8,603,147
Professional Services — 2.15%
Automatic Data Processing, Inc. ........................... 48,500 10,136,015

Dearborn Partners Rising Dividend Fund
Schedule of Investments (Continued)
May 31, 2023 (Unaudited)
 The Global Industry Classification Standard (GICS
®
) was developed by and/or is the exclusive
property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Shares Value
COMMON STOCKS — 92.97% (Continued)
Semiconductors & Semiconductor Equipment — 4.67%
Analog Devices, Inc. .................................... 72,499 $ 12,882,347
QUALCOMM, Inc. ...................................... 79,909 9,062,480
21,944,827
Software — 4.34%
Intuit, Inc. ............................................ 21,500 9,011,080
Microsoft Corp. ........................................ 34,700 11,395,133
20,406,213
Specialty Retail — 4.17%
Home Depot, Inc. ...................................... 30,000 8,503,500
Tractor Supply Co. ...................................... 53,000 11,108,270
19,611,770
Technology Hardware, Storage & Peripherals — 5.91%
Apple, Inc. ........................................... 156,888 27,808,398
Trading Companies & Distributors — 4.91%
Fastenal Co. .......................................... 188,270 10,138,340
Watsco, Inc. .......................................... 40,000 12,974,800
23,113,140
TOTAL COMMON STOCKS (Cost $283,547,871)
..............
437,271,495
REAL ESTATE INVESTMENT TRUSTS — 3.24%
Specialized REITs — 3.24%
American Tower Corp. ................................... 36,300 6,695,172
Equinix, Inc. .......................................... 11,460 8,544,003
15,239,175
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $14,476,466) 15,239,175
MONEY MARKET FUNDS — 3.68%
Fidelity Government Portfolio - Institutional Class, 4.980% (a) ..... 17,326,263 17,326,263
TOTAL MONEY MARKET FUNDS (Cost $17,326,263) .......... 17,326,263
Total Investments (Cost $315,350,600) — 99.89% 469,836,933
Other Assets in Excess of Liabilities — 0.11% ................ 506,488
TOTAL NET ASSETS — 100.00% ......................... $ 470,343,421
Percentages are stated as a percent of net assets.
PLC
Public Limited Company
(a) The rate shown represents the seven-day yield as of May 31, 2023.

Notes to Schedule of Investments
May 31, 2023
Investment Valuation
Each equity security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.
Fund securities, including common stocks, preferred stocks and exchange traded funds, listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If, on a particular day, an exchange-listed or
NASDAQ security does not trade, then: (i) the security is valued at the mean between the most recent quoted bid and asked prices at the close of the exchange on such day; or (ii) the security is valued at the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and the over-the-counter markets as published by an approved independent pricing service (“Pricing Service”).
Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier.
Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S.
dollar using the applicable currency exchange rates as of the close of the New York Stock
Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.
Foreign securities are traded on foreign exchanges which typically close before the close of business on each day on which the NYSE is open. Each security trading on these exchanges may be valued utilizing a systematic fair valuation model provided by a pricing service. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close and are classified as Level 2 securities. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.
Redeemable securities issued by open-end, registered investment companies, including money market mutual funds, are valued at the NAVs of such companies for purchase and/
or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.
When market quotations are not readily available, any security or other financial instrument is valued at its fair value in accordancewith Rule 2a-5 of the 1940 Act as determined under procedures, subject to oversight by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund's fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures.

Notes to Schedule of Investments (Continued)
May 31, 2023
The Trust has adopted Statement of Financial Accounting Standards, “Fair Value
Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of May 31, 2023:
Dearborn Partners Rising Dividend Fund
Level 1 Level 2 Level 3 Total
Assets
(1)
:
Equities:
Common Stock $ 437,271,495 $ – $ – $ 437,271,495
Real Estate Investment Trusts 15,239,175 – – 15,239,175
Total Equity Securities 452,510,670 – – 452,510,670
Money Market Funds 17,326,263 – – 17,326,263
Total Investments in Securities $ 469,836,933 $ – $ – $ 469,836,933
(1)
See the Schedule of Investments for industry classifications.